UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2020

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Broad Opportunities Fund

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon Broad Opportunities Fund

SEMIANNUAL REPORT April 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Broad Opportunities Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Broad Opportunities Fund, covering the six-month period from November 1, 2019 through April 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final months of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 and widespread quarantine roiled markets during the first several months of 2020; stocks posted historic losses in March 2020 but regained some ground in April.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in November and December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight to quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widened. The Fed cut rates twice in March, and the government launched a large stimulus package. In April 2020, bond prices began to recover some of their prior losses.

The near-term outlook for the U.S. will be challenging, as the country continues to face COVID-19. However, we believe that once the economic effects have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
May 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from the fund’s November 1, 2019 through April 30, 2020, as provided by primary portfolio managers Matthew Merritt, Steve Waddington and Michael Ford of Insight Investment International Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2020, BNY Mellon Broad Opportunities Fund’s Class A shares produced a total return of -7.30%, Class C shares returned
-7.69%, Class I shares returned -7.29%, and Class Y shares returned -7.29%.1 In comparison, the fund’s benchmark the USD 1-Month LIBOR and the FTSE One-Month U.S. Treasury Bill Index, produced a total return of 0.83% and 0.66% for the same period.2,3

Despite the economic impact of COVID-19, the Index advanced somewhat, supported by accommodative monetary policy and measures implemented by a number of governments to address the crisis. The fund underperformed the Index, mainly due to volatility in its equity, fixed-income and total return strategies.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally allocates its assets among a broad range of asset classes, including equities, fixed income, currencies, real estate, listed infrastructure and commodities, in developed and emerging markets. The fund seeks to gain exposure to various asset classes through direct investments in securities or derivative instruments and by investing in other investment companies (underlying funds), including exchange-traded funds (ETFs).

The fund’s sub-adviser dynamically adjusts the allocation of the fund’s investments in seeking to opportunistically take advantage of investment strategies that are particularly attractive at the time of implementation, while limiting downside risk and volatility over a market cycle (typically five years).

Global Markets Roiled by COVID-19

Much of the reporting period was positive for risk assets. Late in 2019, fears about weak global growth faded, and concerns about U.S.-China trade tensions and the risk of a no-deal Brexit waned. Economic data signaled stabilization, an initial trade deal was reached, and the UK election result brought greater clarity to a near-term Brexit outcome. Markets remained buoyant into year-end, as both the Federal Reserve (the “Fed”) and European Central Bank resumed balance sheet expansion.

In early 2020, fears related to the global spread of COVID-19 reverberated through equity markets from late February and into March. Distortions caused by central bank actions and investor complacency, as well as algorithmic trading and factor-based strategies, were suddenly put into sharp focus. As a result of overall anxiety and the economic consequences of the ongoing crisis, credit markets suffered, and defaults began to rise.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

As a result, the central banks and government authorities initiated various programs to ease liquidity concerns and provided relief to small businesses and employees. At the end of the reporting period, markets began to rebound as these programs took effect, and investors began to anticipate the end of government shutdowns designed to slow the spread of the virus.

COVID-19 Turmoil Hinders Performance

The fund generated a positive performance until early 2020, when measures to stem the spread of COVID-19 were introduced. At the end of 2019 with risk assets performing well as sentiment was buoyed by hope of a resolution to the U.S./China trade dispute. With equity markets performing well, the fund’s broad equity exposure and option strategies, designed to benefit from certain markets breaking to the upside, were the main driver of returns. Infrastructure exposures also performed well following the UK general election. The sizable parliamentary majority secured by the Conservative Party effectively removed the ‘privatization’ risk premium that had been built up as a result of the Labour Party’s proposals.

This then came to an abrupt halt in early 2020, as markets reacted to the catastrophic economic impact of measures introduced to stem the spread of COVID-19. In the European dividend futures market, price action was worse than during the global financial crisis, and, despite the fund’s relatively low exposure and its complete exit from these positions during the period, the scale of the move made this one of the larger detractors from performance. Losses were also incurred in range-bound and breakout strategies, where extreme price action resulted in a number of trades moving through the embedded protection buffers.

These losses were partially offset by strong returns from a range of defensive relative value trades. For example, our government bond exposure was relatively high, going into this crisis, and acted as a reasonable diversifier, contributing positively to performance.

In April 2020, risk assets rebounded sharply, and the fund recovered some lost performance. A move to increase investment-grade exposures, particularly U.S. credit, benefited the fund’s performance, as central bank policy announcements delivered strong support. Within total return strategies, positions designed for range trading and upside market movements were positive, partially offset by relative value trades.

Positioned for a Challenging Environment

Global growth is taking a substantial hit, as lockdowns to slow the spread of the pandemic remain in place. However, in many cases the lockdown is having the desired effect, and infection rates are slowing. Risk assets are rallying, as investors become more optimistic about the potential for lockdown measures to be eased or even reversed.

During the reporting period, we made significant changes to portfolio positioning, given the sudden change to the investment outlook caused by COVID-19. One aspect of our activity was to reduce risk exposure to contain losses in stressed periods. The other aspect of our activity was to introduce new positions that we believe are well suited to generate future returns, especially option-based trades within total return strategies, where elevated volatility and skew offered attractive opportunities. This was consistent with how we tend to tilt more toward alternative sources of return, when the outlook for traditional risk assets becomes more challenging. We also increased equity exposure, although this remained relatively low, and increased duration incrementally to balance the increased equity risk.

May 15, 2020

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results. Return figures reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through February 28, 2021, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the returns would have been lower.

2  Source: Factset — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used "benchmark" or reference rate for short-term interest rates. Investors cannot invest directly in any index.

3  Source: Lipper Inc. — FTSE One-Month U.S. Treasury Bill Index consists of the last one-month, Treasury bill month-end rates. The FTSE One-Month U.S. Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions and potentially less liquidity. These risks are generally greater with emerging-market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Broad Opportunities Fund from November 1, 2019 to April 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$5.75	$9.32	$4.55	$4.55
Ending value (after expenses)	$927.00	$923.10	$927.10	$927.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$6.02	$9.77	$4.77	$4.77
Ending value (after expenses)	$1,018.90	$1,015.17	$1,020.14	$1,020.14

†Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I and .95% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 3.2%
Foreign Governmental - 3.2%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	520,000		437,849
Spain, Sr. Unscd. Bonds	EUR	1.50	4/30/2027	193,000	[b]	227,062
United Kingdom, Bonds	GBP	1.75	1/22/2049	128,000		211,528
Total Bonds and Notes (cost $888,152)				876,439
				Shares
Common Stocks - .1%
Industrial - .1%
Amedeo Air Four Plus (cost $113,099)				81,500		32,848

Exchange-Traded Funds - 12.8%
Registered Investment Companies - 12.8%
iShares iBoxx High Yield Corporate Bond ETF				868		69,813
iShares iBoxx Investment Grade Corporate Bond ETF				21,279		2,748,608
iShares International High Yield Bond ETF				3,075		142,742
iShares JP Morgan USD Emerging Markets Bond Fund ETF				4,197		421,798
UBS ETFs PLC - CMCI Commodity Carry SF UCITS ETF				1,487	[c]	179,094
Total Exchange-Traded Funds (cost $3,356,684)				3,562,055
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - 3.9%
Call Options - 2.2%
Euro Stoxx 50 Price EUR, Contracts 29	EUR	2,400	6/19/2020	696,000		163,093
Euro Stoxx 50 Price EUR, Contracts 17	EUR	2,850	5/15/2020	484,500		18,909
Euro Stoxx 50 Price EUR, Contracts 23	EUR	3,375	6/19/2020	776,250		454
Euro Stoxx 50 Price EUR, Contracts 11	EUR	3,050	6/19/2020	335,500		5,473
FTSE 100 Index, Contracts 7	GBP	5,900	5/15/2020	413,000		10,932
FTSE 100 Index, Contracts 10	GBP	6,950	6/19/2020	695,000		378
FTSE 100 Index, Contracts 13	GBP	5,250	6/19/2020	682,500		116,825
Hang Seng China Enterprises Index, Contracts 12	HKD	11,500	4/28/2020	6,900,000		77

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - 3.9% (continued)
Call Options - 2.2% (continued)
Hang Seng China Enterprises Index, Contracts 7	HKD	10,000	5/28/2020	3,500,000		11,332
MSCI Emerging Markets Index, Contracts 5		900.00	5/15/2020	450,000		14,000
MSCI Emerging Markets Index, Contracts 4		910.00	6/19/2020	364,000		15,260
MSCI Emerging Markets Index, Contracts 9		1,010	6/19/2020	909,000		4,590
Nasdaq 100 Stock Index, Contracts 1		9,825	5/15/2020	982,500		633
Nikkei 225, Contracts 4	JPY	19,500	6/12/2020	78,000,000		39,883
Nikkei 225, Contracts 3	JPY	19,500	5/8/2020	58,500,000		19,289
Nikkei 225, Contracts 2	JPY	20,125	6/12/2020	40,250,000		13,698
S&P 500 Index, Contracts 1		2,950	6/19/2020	295,000		9,890
S&P 500 Index, Contracts 2		2,450	5/15/2020	490,000		91,430
S&P 500 Index, Contracts 3		3,175	6/19/2020	952,500		4,527
S&P 500 Index, Contracts 2		2,625	5/15/2020	525,000		57,760
S&P 500 Index, Contracts 1		2,950	5/15/2020	295,000		4,050
S&P 500 Index, Contracts 2		2,865	5/15/2020	573,000		17,488
Swiss Franc, Contracts 800,000 Goldman Sachs		0.99	5/9/2020	800,000		216
Swiss Market Index, Contracts 12	CHF	10,900	6/19/2020	1,308,000		1,119
					621,306
Put Options - 1.7%
Dax Index, Contracts 13	EUR	13,100	6/19/2020	851,500		160,738
Euro Stoxx 50 Price EUR, Contracts 17	EUR	2,875	5/15/2020	488,750		10,637
Euro Stoxx 50 Price EUR, Contracts 32	EUR	2,450	5/15/2020	784,000		1,648
Euro Stoxx 50 Price EUR, Contracts 11	EUR	2,950	5/15/2020	324,500		10,969
Euro Stoxx 50 Price EUR, Contracts 14	EUR	3,350	6/19/2020	469,000		71,478
FTSE 100 Index, Contracts 7	GBP	6,250	5/15/2020	437,500		33,062
FTSE 100 Index, Contracts 14	GBP	5,000	5/15/2020	700,000		1,675
FTSE 100 Index, Contracts 5	GBP	5,500	6/19/2020	275,000		7,589
FTSE 100 Index, Contracts 6	GBP	6,650	6/19/2020	399,000		58,680
Hang Seng China Enterprises Index, Contracts 15	HKD	8,500	5/28/2020	6,375,000		3,483
Hang Seng China Enterprises Index, Contracts 7	HKD	8,000	6/29/2020	2,800,000		2,573
MSCI Emerging Markets Index, Contracts 4		840.00	6/19/2020	336,000		8,480
Msci Em, Contracts 4		940.00	6/19/2020	376,000		24,480
Nikkei 225, Contracts 2	JPY	19,000	6/12/2020	38,000,000		7,548
Nikkei 225, Contracts 5	JPY	17,000	5/8/2020	85,000,000		466

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - 3.9% (continued)
Put Options - 1.7% (continued)
Nikkei 225, Contracts 2	JPY	19,750	5/8/2020	39,500,000		2,796
Nikkei 225, Contracts 1	JPY	21,750	6/12/2020	21,750,000		16,773
S&P 500 Index, Contracts 1		3,050	6/19/2020	305,000		20,450
S&P 500 Index, Contracts 1		2,640	6/19/2020	264,000		5,867
S&P 500 Index, Contracts 2		2,900	5/15/2020	580,000		13,300
Swiss Franc, Contracts 1,400,000 Goldman Sachs		0.97	5/9/2020	1,400,000		5,952
					468,644
Total Options Purchased (cost $986,902)				1,089,950
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 63.1%
Closed-end Investment Companies - 4.0%
3i Infrastructure				58,050		190,096
GCP Infrastructure Investments				146,000		211,470
Greencoat UK Wind				107,415		182,911
HICL Infrastructure				94,645		196,450
International Public Partnerships				85,000		166,796
JLEN Environmental Assets Group				31,398		44,489
The Aquila European Renewables Income Fund				25,000		27,602
The Renewables Infrastructure Group				56,826		88,177
					1,107,991
Registered Investment Companies - 59.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund		0.33		904,702	[d]	904,702

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 63.1% (continued)
Registered Investment Companies - 59.1% (continued)
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	0.42	15,555,258	[d] 15,553,301
			16,458,003
Total Investment Companies (cost $17,573,845)		17,565,994
Total Investments (cost $22,918,682)		83.1%	23,127,286
Cash and Receivables (Net)		16.9%	4,718,440
Net Assets		100.0%	27,845,726

ETF—Exchange-Traded Fund

AUD—Australian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $227,062 or .82% of net assets.

c Non-income producing security.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	75.9
Options Purchased	3.9
Government	3.2
Industrial	.1
83.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/19($)	Purchases($)	Sales ($)	Realized Gains (Loss)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	452,833	19,979,517	(19,527,648)	-
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	11,643,466	10,715,339	(6,804,600)	(904)
Total	12,096,299	60,694,856	(26,332,248)	(904)

Investment Companies	Value 4/30/20($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	904,702	3.2	4,852
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	15,553,301	55.9	79,762
Total	16,458,003	59.1	84,614

See notes to financial statements.

STATEMENT OF FUTURES

April 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	1	6/18/2020	86,931[a]	90,254	3,323
DJ Euro Stoxx 50	1	6/19/2020	32,199[a]	31,637	(562)
E-mini 500 Standard & Poor‘s 500 Environmental, Social, and Governance	2	6/19/2020	229,320	247,300	17,980
Euro 30 Year Bond	1	6/8/2020	238,544[a]	240,210	1,666
Euro BTP Italian Government Bond	1	6/8/2020	153,004[a]	151,885	(1,119)
Euro-Bobl	7	6/8/2020	1,035,973[a]	1,042,866	6,893
Euro-Bond	2	6/8/2020	371,295[a]	382,298	11,003
Euro-Schatz	3	6/8/2020	369,341[a]	369,175	(166)
FTSE 100	2	6/19/2020	146,211[a]	148,243	2,032
KOSPI 200 Index	2	6/11/2020	100,066[a]	105,913	5,847
Long Gilt	6	6/26/2020	1,029,037[a]	1,040,599	11,562
Standard & Poor's 500 E-mini	3	6/19/2020	421,419	435,360	13,941
U.S. Treasury 10 Year Notes	5	6/19/2020	691,776	695,313	3,537
U.S. Treasury 2 Year Notes	19	6/30/2020	4,186,938	4,188,164	1,226
U.S. Treasury Long Bond	1	6/19/2020	180,571	181,031	460
Futures Short
Australian 10 Year Bond	2	6/15/2020	196,291[a]	193,995	2,296
Euro Currency	10	6/15/2020	1,395,700	1,370,250	25,450
Mini MSCI Emerging Markets Index	4	6/19/2020	176,550	181,180	(4,630)
Pound Sterling Currency	40	6/15/2020	3,210,016	3,150,500	59,516
Ultra 10 Year U.S. Treasury Notes	10	6/19/2020	1,545,094	1,570,313	(25,219)
Gross Unrealized Appreciation				166,732
Gross Unrealized Depreciation				(31,696)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

April 30, 2020 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Dax Index, Contracts 13	14,300	6/19/2020	929,500	EUR	(107)
Euro Stoxx 50 Price EUR, Contracts 29	2,550	6/19/2020	739,500	EUR	(120,381)
Euro Stoxx 50 Price EUR, Contracts 17	2,950	5/15/2020	501,500	EUR	(8,085)
Euro Stoxx 50 Price EUR, Contracts 11	3,200	6/19/2020	352,000	EUR	(1,471)
Euro Stoxx 50 Price EUR, Contracts 23	3,500	6/19/2020	805,000	EUR	(126)
FTSE 100 Index, Contracts 13	5,500	6/19/2020	715,000	GBP	(82,768)
FTSE 100 Index, Contracts 7	6,100	5/15/2020	427,000	GBP	(3,615)
FTSE 100 Index, Contracts 10	7,200	6/19/2020	720,000	GBP	(189)
Hang Seng China Enterprises Index, Contracts 7	10,300	5/28/2020	3,605,000	HKD	(5,553)
Hang Seng China Enterprises Index, Contracts 12	12,000	4/28/2020	7,200,000	HKD	(77)
MSCI Emerging Markets Index, Contracts 5	930	5/15/2020	465,000		(6,350)
MSCI Emerging Markets Index, Contracts 4	960	6/19/2020	384,000		(6,600)
MSCI Emerging Markets Index, Contracts 9	1,050	6/19/2020	945,000		(1,417)
Nasdaq 100 Stock Index, Contracts 1	10,225	5/15/2020	1,022,500		(840)
Nikkei 225, Contracts 3	20,250	5/8/2020	60,750,000	JPY	(5,032)
Nikkei 225, Contracts 4	20,500	6/12/2020	82,000,000	JPY	(18,264)
Nikkei 225, Contracts 2	21,000	6/12/2020	42,000,000	JPY	(5,405)
Nikkei 225, Contracts 3	24,500	6/12/2020	73,500,000	JPY	(112)
S&P 500 Index, Contracts 2	2,540	5/15/2020	508,000		(74,190)
S&P 500 Index, Contracts 2	2,770	5/15/2020	554,000		(34,536)
S&P 500 Index, Contracts 2	2,960	5/15/2020	592,000		(7,480)
S&P 500 Index, Contracts 1	3,090	6/19/2020	309,000		(3,530)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options: (continued)
S&P 500 Index, Contracts 3	3,275	6/19/2020	982,500		(1,485)
Swiss Market Index, Contracts 12	11,200	6/19/2020	1,344,000	CHF	(435)
Swiss Franc, Contracts 1,400,000, Goldman Sachs	0.985	5/9/2020	1,400,000		(378)
Put Options:
Dax Index, Contracts 13	12,550	6/19/2020	815,750	EUR	(122,331)
Euro Stoxx 50 Price EUR, Contracts 29	1,600	6/19/2020	464,000	EUR	(540)
Euro Stoxx 50 Price EUR, Contracts 32	2,150	5/15/2020	688,000	EUR	(316)
Euro Stoxx 50 Price EUR, Contracts 16	2,250	5/15/2020	360,000	EUR	(263)
Euro Stoxx 50 Price EUR, Contracts 32	2,350	5/15/2020	752,000	EUR	(947)
Euro Stoxx 50 Price EUR, Contracts 11	2,400	6/19/2020	264,000	EUR	(3,098)
Euro Stoxx 50 Price EUR, Contracts 13	2,525	5/15/2020	328,250	EUR	(1,026)
Euro Stoxx 50 Price EUR, Contracts 17	2,775	5/15/2020	471,750	EUR	(5,794)
Euro Stoxx 50 Price EUR, Contracts 11	2,800	5/15/2020	308,000	EUR	(4,364)
Euro Stoxx 50 Price EUR, Contracts 11	2,850	5/15/2020	313,500	EUR	(5,907)
Euro Stoxx 50 Price EUR, Contracts 14	3,000	6/19/2020	420,000	EUR	(27,262)
Euro Stoxx 50 Price EUR, Contracts 14	3,225	6/19/2020	451,500	EUR	(53,359)
FTSE 100 Index, Contracts 13	3,500	6/19/2020	455,000	GBP	(573)
FTSE 100 Index, Contracts 7	4,550	5/15/2020	318,500	GBP	(264)
FTSE 100 Index, Contracts 14	4,700	5/15/2020	658,000	GBP	(793)
FTSE 100 Index, Contracts 14	4,800	5/15/2020	672,000	GBP	(970)
FTSE 100 Index, Contracts 5	4,900	6/19/2020	245,000	GBP	(2,739)
FTSE 100 Index, Contracts 5	5,200	6/19/2020	260,000	GBP	(4,566)
FTSE 100 Index, Contracts 4	5,400	5/15/2020	216,000	GBP	(1,411)
FTSE 100 Index, Contracts 6	6,000	6/19/2020	360,000	GBP	(21,764)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
FTSE 100 Index, Contracts 7	6,000	5/15/2020	420,000	GBP	(16,487)
FTSE 100 Index, Contracts 6	6,400	6/19/2020	384,000	GBP	(41,903)
Hang Seng China Enterprises Index, Contracts 8	7,700	5/28/2020	3,080,000	HKD	(722)
Hang Seng China Enterprises Index, Contracts 15	7,800	5/28/2020	5,850,000	HKD	(1,548)
Hang Seng China Enterprises Index, Contracts 14	8,000	5/28/2020	5,600,000	HKD	(1,806)
Hang Seng China Enterprises Index, Contracts 15	8,200	5/28/2020	6,150,000	HKD	(2,418)
MSCI Emerging Markets Index, Contracts 4	750	6/19/2020	300,000		(3,260)
MSCI Emerging Markets Index, Contracts 11	750	5/15/2020	825,000		(1,375)
MSCI Emerging Markets Index, Contracts 4	800	6/19/2020	320,000		(5,580)
MSCI Emerging Markets Index, Contracts 4	810	6/19/2020	324,000		(6,200)
MSCI Emerging Markets Index, Contracts 9	850	6/19/2020	765,000		(21,195)
Msci Em, Contracts 4	860	6/19/2020	344,000		(10,892)
Msci Em, Contracts 4	900	6/19/2020	360,000		(16,188)
Nikkei 225, Contracts 3	14,875	5/8/2020	44,625,000	JPY	(112)
Nikkei 225, Contracts 4	15,000	6/12/2020	60,000,000	JPY	(1,864)
Nikkei 225, Contracts 6	15,000	5/8/2020	90,000,000	JPY	(224)
Nikkei 225, Contracts 2	15,875	6/12/2020	31,750,000	JPY	(1,472)
Nikkei 225, Contracts 5	16,000	5/8/2020	80,000,000	JPY	(373)
Nikkei 225, Contracts 5	17,500	5/8/2020	87,500,000	JPY	(652)
Nikkei 225, Contracts 2	18,250	6/12/2020	36,500,000	JPY	(4,566)
Nikkei 225, Contracts 2	18,500	6/12/2020	37,000,000	JPY	(5,591)
Nikkei 225, Contracts 2	19,000	5/8/2020	38,000,000	JPY	(1,044)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
Nikkei 225, Contracts 1	20,500	6/12/2020	20,500,000	JPY	(8,666)
S&P 500 Index, Contracts 5	1,925	5/15/2020	962,500		(425)
S&P 500 Index, Contracts 1	2,190	6/19/2020	219,000		(1,145)
S&P 500 Index, Contracts 2	2,200	5/15/2020	440,000		(370)
S&P 500 Index, Contracts 1	2,530	6/19/2020	253,000		(4,085)
S&P 500 Index, Contracts 1	2,585	6/19/2020	258,500		(4,970)
S&P 500 Index, Contracts 2	2,585	5/15/2020	517,000		(2,208)
S&P 500 Index, Contracts 1	2,600	5/15/2020	260,000		(1,325)
S&P 500 Index, Contracts 1	2,750	6/19/2020	275,000		(8,170)
S&P 500 Index, Contracts 2	2,775	5/15/2020	555,000		(6,160)
S&P 500 Index, Contracts 1	2,925	6/19/2020	292,500		(13,050)
Swiss Franc, Contracts 1,400,000, Goldman Sachs	0.965	5/9/2020	1,400,000		(5,952)
Total Options Written (premiums received $963,533)					(848,711)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	458,374	Australian Dollar	700,000	5/4/2020	2,215
Australian Dollar	700,000	United States Dollar	458,461	8/12/2020	(2,224)
Goldman Sachs
Swiss Franc	500,000	United States Dollar	518,832	8/12/2020	745
United States Dollar	951,314	Australian Dollar	1,600,000	8/12/2020	(91,514)
Japanese Yen	28,000,000	United States Dollar	256,542	8/12/2020	4,823
Mexican Peso	12,284,577	United States Dollar	500,000	6/5/2020	6,705
J.P. Morgan Securities
United States Dollar	303,762	Japanese Yen	33,000,000	8/12/2020	(4,276)
Japanese Yen	105,000,000	Australian Dollar	1,456,573	5/27/2020	29,516
United States Dollar	434,000	Euro	399,101	7/27/2020	(4,160)
Swiss Franc	1,060,000	Australian Dollar	1,695,596	6/5/2020	(5,799)
Merrill Lynch, Pierce, Fenner & Smith
Australian Dollar	844,792	Japanese Yen	58,500,000	5/27/2020	5,239
British Pound	1,050,000	United States Dollar	1,323,899	8/12/2020	(890)
United States Dollar	1,323,378	British Pound	1,050,000	5/4/2020	891
United States Dollar	273,490	Euro	250,000	5/4/2020	(491)
Euro	250,000	United States Dollar	274,063	8/12/2020	501
Morgan Stanley
United States Dollar	802,062	Euro	735,000	8/12/2020	(5,157)
UBS Securities
United States Dollar	930,000	Mexican Peso	18,637,172	6/5/2020	161,268
Australian Dollar	1,684,775	Swiss Franc	1,059,999	6/5/2020	(1,252)
Gross Unrealized Appreciation					211,903
Gross Unrealized Depreciation					(115,763)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	6,460,679	6,669,283
Affiliated issuers	16,458,003	16,458,003
Cash		256,000
Cash denominated in foreign currency	2,204,956	2,227,036
Cash collateral held by broker—Note 4		3,045,965
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		211,903
Dividends and interest receivable		15,039
Prepaid expenses		22,287
		28,905,516
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		6,350
Outstanding options written, at value (premiums received $963,533)—Note 4		848,711
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		115,763
Payable for futures variation margin—Note 4		39,373
Directors’ fees and expenses payable		492
Other accrued expenses		49,101
		1,059,790
Net Assets ($)		27,845,726
Composition of Net Assets ($):
Paid-in capital		29,990,527
Total distributable earnings (loss)		(2,144,801)
Net Assets ($)		27,845,726

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	928,494	925,504	12,996,248	12,995,480
Shares Outstanding	80,072	80,000	1,120,000	1,120,000
Net Asset Value Per Share ($)	11.60	11.57	11.60	11.60

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2020 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	207,496
Affiliated issuers	84,614
Interest	12,976
Total Income	305,086
Expenses:
Management fee—Note 3(a)	111,498
Professional fees	46,499
Registration fees	28,453
Chief Compliance Officer fees—Note 3(c)	6,707
Distribution fees—Note 3(b)	3,703
Shareholder servicing costs—Note 3(c)	2,580
Prospectus and shareholders’ reports	2,498
Directors’ fees and expenses—Note 3(d)	1,697
Custodian fees—Note 3(c)	1,298
Loan commitment fees—Note 2	354
Miscellaneous	23,941
Total Expenses	229,228
Less—reduction in expenses due to undertaking—Note 3(a)	(81,819)
Net Expenses	147,409
Investment Income—Net	157,677
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(485,029)
Affiliated issuers	(904)
Net realized gain (loss) on options transactions	(2,043,129)
Net realized gain (loss) on futures	(236,108)
Net realized gain (loss) on swap agreements	24,361
Net realized gain (loss) on forward foreign currency exchange contracts	157,881
Net Realized Gain (Loss)	(2,582,928)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(142,112)
Net change in unrealized appreciation (depreciation) on options transactions	(31,110)
Net change in unrealized appreciation (depreciation) on futures	342,606
Net change in unrealized appreciation (depreciation) on swap agreements	(21,589)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	128,630
Net Change in Unrealized Appreciation (Depreciation)	276,425
Net Realized and Unrealized Gain (Loss) on Investments	(2,306,503)
Net (Decrease) in Net Assets Resulting from Operations	(2,148,826)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations ($):
Investment income—net	157,677	426,048
Net realized gain (loss) on investments	(2,582,928)	1,486,698
Net change in unrealized appreciation (depreciation) on investments	276,425	1,043,256
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,148,826)	2,956,002
Distributions ($):
Distributions to shareholders:
Class A	(33,221)	(37,283)
Class C	(25,696)	(29,224)
Class I	(499,072)	(559,262)
Class Y	(499,072)	(559,216)
Total Distributions	(1,057,061)	(1,184,985)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	800	-
Distributions reinvested:
Class A	69	75
Class I	-	719
Cost of shares redeemed:
Class A	(2,083)	-
Class I	-	(18,954)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,214)	(18,160)
Total Increase (Decrease) in Net Assets	(3,207,101)	1,752,857
Net Assets ($):
Beginning of Period	31,052,827	29,299,970
End of Period	27,845,726	31,052,827
Capital Share Transactions (Shares):
Class A
Shares sold	72	-
Shares issued for distributions reinvested	5	7
Shares redeemed	(172)	-
Net Increase (Decrease) in Shares Outstanding	(95)	7
Class I
Shares issued for distributions reinvested	-	62
Shares redeemed	-	(1,503)
Net Increase (Decrease) in Shares Outstanding	-	(1,441)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	April 30, 2020	Year Ended October 31,
	(Unaudited)	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.92	12.18	12.50
Investment Operations:
Investment income—net[b]	.05	.15	.13
Net realized and unrealized gain (loss) on investments	(.96)	1.06	(.45)
Total from Investment Operations	(.91)	1.21	(.32)
Distributions:
Dividends from investment income	(.28)	(.47)	-
Dividends from net realized gain on investments	(.13)	-	-
Total Distributions	(.41)	(.47)	-
Net asset value, end of period	11.60	12.92	12.18
Total Return (%)[c]	(7.30)[d]	10.44	(2.64)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assetse[e]	1.76[f]	1.73	2.36[f]
Ratio of net expenses to average net assets[e]	1.20[f]	1.20	1.20[f]
Ratio of net investment income to average net assets[e]	.85[f]	1.23	1.09[f]
Portfolio Turnover Rate	66.52[d]	52.12	8.67[d]
Net Assets, end of period ($ x 1,000)	928	1,036	976

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Amount does not included the expense of the underlying funds.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class C Shares	April 30, 2020	Year Ended October 31,
	(Unaudited)	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.85	12.10	12.50
Investment Operations:
Investment income—net[b]	.01	.06	.04
Net realized and unrealized gain (loss) on investments	(.97)	1.06	(.44)
Total from Investment Operations	(.96)	1.12	(.40)
Distributions:
Dividends from investment income	(.19)	(.37)	-
Dividends from net realized gain on investments	(.13)	-	-
Total Distributions	(.32)	(.37)	-
Net asset value, end of period	11.57	12.85	12.10
Total Return (%)[c]	(7.69)[d]	9.65	(3.28)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.50[f]	2.46	3.10[f]
Ratio of net expenses to average net assets[e]	1.95[f]	1.95	1.95[f]
Ratio of net investment income to average net assets[e]	.10[f]	.48	.34[f]
Portfolio Turnover Rate	66.52[d]	52.12	8.67[d]
Net Assets, end of period ($ x 1,000)	926	1,028	968

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Amount does not included the expense of the underlying funds.

f Annualized.

See notes to financial statements.

	Six Months Ended
Class I Shares	April 30, 2020	Year Ended October 31,
	(Unaudited)	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.94	12.20	12.50
Investment Operations:
Investment income—net[b]	.07	.18	.16
Net realized and unrealized gain (loss) on investments	(.97)	1.06	(.46)
Total from Investment Operations	(.90)	1.24	(.30)
Distributions:
Dividends from investment income	(.31)	(.50)	-
Dividends from net realized gain on investments	(.13)	-	-
Total Distributions	(.44)	(.50)	-
Net asset value, end of period	11.60	12.94	12.20
Total Return (%)	(7.29)[c]	10.83	(2.48)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.50[e]	1.47	2.10[e]
Ratio of net expenses to average net assets[d]	.95[e]	.95	.95[e]
Ratio of net investment income to average net assets[d]	1.10[e]	1.48	1.34[e]
Portfolio Turnover Rate	66.52[c]	52.12	8.67[c]
Net Assets, end of period ($ x 1,000)	12,996	14,495	13,687

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Amount does not included the expense of the underlying funds.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Y Shares	April 30, 2020	Year Ended October 31,
	(Unaudited)	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.94	12.20	12.50
Investment Operations:
Investment income—net[b]	.07	.18	.16
Net realized and unrealized gain (loss) on investments	(.97)	1.06	(.46)
Total from Investment Operations	(.90)	1.24	(.30)
Distributions:
Dividends from investment income	(.31)	(.50)	-
Dividends from net realized gain on investments	(.13)	-	-
Total Distributions	(.44)	(.50)	-
Net asset value, end of period	11.60	12.94	12.20
Total Return (%)	(7.29)[c]	10.83	(2.48)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.50[e]	1.47	2.10[e]
Ratio of net expenses to average net assets[d]	.95[e]	.95	.95[e]
Ratio of net investment income to average net assets[d]	1.10[e]	1.48	1.34[e]
Portfolio Turnover Rate	66.52[c]	52.12	8.67[c]
Net Assets, end of period ($ x 1,000)	12,995	14,494	13,669

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Amount does not included the expense of the underlying funds.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Broad Opportunities Fund (the “fund”) is a separate non-diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight Investment International Limited (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2020, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 of the outstanding Class A shares and all of the outstanding Class C, Class I and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities- Common Stock	32,848	-	-	32,848
Exchange-Traded Funds	3,562,055	-	-	3,562,055
Foreign Governmental	-	876,439	-	876,439
Investment Companies	17,565,994	-	-	17,565,994
Other Financial Instruments:
Futures††	166,732	-	-	166,732
Forward Foreign Currency Exchange Contracts††	-	211,903	-	211,903
Options Purchased	1,059,225	30,725	-	1,089,950
Liabilities ($)
Other Financial Instruments:
Futures††	(31,696)	-	-	(31,696)
Forward Foreign Currency Exchange Contracts††	-	(115,763)	-	(115,763)
Options Written	(814,384)	(34,327)	-	(848,711)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2019 was as follows: ordinary income $1,184,985. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The fund invests in other affiliated mutual funds advised by the Adviser. All fees and expenses of the underlying money market fund are reflected in the underlying money market fund’s net asset value. In addition, the Adviser has agreed to waive a portion of its management fee equal to the management fee the Adviser receives from the money market underlying fund with respect to the assets of the fund within underlying money market fund. The reduction in expenses, pursuant to the undertaking, amounted to $5,653 during the period ended April 30, 2020.

The Adviser has also contractually agreed, from November 1, 2019 through February 28, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying money market fund and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. On or after February 28, 2021, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $76,166 during the period ended April 30, 2020.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the

Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2020, Class C shares were charged $3,703 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2020, Class A and Class C shares were charged $1,240 and $1,235, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2020, the fund was charged $92 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2020, the fund was charged $1,298 pursuant to the custody agreement.

During the period ended April 30, 2020, the fund was charged $6,707 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $16,997, Distribution Plan fees of $565, Shareholder Services Plan fees of $377, custodian fees of $900, Chief Compliance Officer fees of $4,438 and transfer agency fees of $28, which are offset against an expense reimbursement currently in effect in the amount of $16,955.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period ended April 30, 2020, amounted to $14,936,767 and $17,227,639, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and foreign currency risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2020 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2020 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2020 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2020, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2020 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	38,643	[1]	Interest rate risk	(26,504)	[1]
Equity risk	1,126,905	[1,2]	Equity risk	(847,573)	[1,3]
Foreign exchange risk	303,037	[1,2,4]	Foreign exchange risk	(122,093)	[3,4]
Gross fair value of derivative contracts	1,468,585			(996,170)

Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]Outstanding options written, at value.
[4]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2020 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	99,956		3,172		-		-		103,128
Equity	(309,535)		(2,063,835)		-		-		(2,373,370)
Foreign exchange	(26,529)		17,534		157,881		-		148,886
Credit	-		-		-		24,361		24,361
Total	(236,108)		(2,043,129)		157,881		24,361		(2,096,995)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	120,672		(19,953)		-		-		100,719
Equity	(56,476)		39,771		-		-		(16,705)
Foreign exchange	278,410		(50,928)		128,630		-		356,112
Credit	-		-		-		(21,589)		(21,589)
Total	342,606		(31,110)		128,630		(21,589)		418,537

Statement of Operations location:
[1]Net realized gain (loss) on futures.
[2]Net realized gain (loss) on options transactions.
[3]Net realized gain (loss) on forward foreign currency exchange contracts.
[4]Net realized gain (loss) on swap agreements.
[5]Net change in unrealized appreciation (depreciation) on futures.
[6]Net change in unrealized appreciation (depreciation) on options transactions.
[7]Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2020, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	166,732	(31,696)
Options	1,089,950	(848,711)
Forward contracts	211,903	(115,763)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,468,585	(996,170)
Derivatives not subject to
Master Agreements	(1,250,514)	874,077
Total gross amount of assets
and liabilities subject to
Master Agreements	218,071	(122,093)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2020:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	2,215		(2,215)	-	-
Goldman Sachs	18,441		(18,441)	-	-
J.P. Morgan Securities	29,516		(14,235)	-	15,281
Merrill Lynch, Pierce, Fenner & Smith	6,631		(1,381)	-	5,250
UBS Securities	161,268		(1,252)	-	160,016
Total	218,071		(37,524)	-	180,547

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(2,224)		2,215	-	(9)
Goldman Sachs	(97,844)		18,441	-	(79,403)
J.P. Morgan Securities	(14,235)		14,235	-	-
Merrill Lynch, Pierce, Fenner & Smith	(1,381)		1,381	-	-
Morgan Stanley	(5,157)		-	-	(5,157)
UBS Securities	(1,252)		1,252	-	-
Total	(122,093)		37,524	-	(84,569)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2020:

Average Market Value ($)
Equity futures	8,953,321
Equity options contracts	1,863,707
Interest rate futures	8,728,667
Interest rate options contracts	19,603
Foreign currency futures	6,366,432
Foreign currency options contracts	173,179
Forward contracts	7,692,958

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2020:

Average Notional Value ($)
Credit default swap agreements	5,839,429

At April 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $554,602, consisting of $1,753,856 gross unrealized appreciation and $1,199,254 gross unrealized depreciation.

At April 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Liquidation:

On May 12, 2020, the Board approved a Plan of Liquidation (the “Plan”). The Plan provides for the liquidation of the fund, the pro rata distribution of the assets of the fund to its shareholders and the closing of fund shareholder accounts (the “Liquidation”). The Liquidation of the fund will be effective on or about August 25, 2020. Accordingly, effective June 12, 2020, the fund is closed to any investments for new accounts.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5, 2019, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight Investment International Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of alternative multi-strategy funds (the “Performance Group”) and with a broader group of retail and institutional alternative multi-strategy funds (the “Performance Universe”), for the one-year period ended September 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional alternative multi-strategy funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one-year period shown. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Subadviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which reflected reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee (lowest in the Expense Group) and the fund’s actual management fee and total expenses were lower than the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until February 28, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the fund’s average daily net assets.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the fund and its shareholders.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance, but noted the limited period of performance data available.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

BNY Mellon Broad Opportunities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight Investment
International Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DIOAX Class C: DIOCX Class I: DIOIX Class Y: DIOYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 4115SA0420

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      June 25, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      June 25, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)